Summary of significant accounting policies - Restatement of financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Interest income	$ (4,084)	$ (6,390)		$ (7,728)
Finance income	(26,054)	(8,979)	[1]	(8,394)	[1]
Interest expense	(58,282)	(56,468)		(47,266)
Cash flow hedge - transfer from equity	90,689	76,303	[2]
Foreign exchange losses, net	(109,266)	(25,779)		(68,787)
Finance costs	213,776	126,111	[1]	163,937	[1]
Other financial results - Net gain of inflation effects on the monetary items	12,064	16,911	[1],[3]	(25,211)	[1],[3]
Total financial results, net	$ (175,658)	(100,221)	[1]	(180,754)	[1]
Previously stated
Disclosure of financial instruments by type of interest rate [line items]
Interest income		(7,319)		(7,915)
Finance income		(9,908)		(8,581)
Interest expense		(60,134)		(51,577)
Foreign exchange losses, net		(108,458)		(183,195)
Finance costs		202,566		271,263
Other financial results - Net gain of inflation effects on the monetary items		92,437		81,928
Total financial results, net		(100,221)		(180,754)
Increase / (Decrease)
Disclosure of financial instruments by type of interest rate [line items]
Interest income		(929)		(187)
Finance income		(929)		(187)
Interest expense		(3,666)		(4,311)
Foreign exchange losses, net		82,679		114,408
Finance costs		(76,455)		(107,326)
Other financial results - Net gain of inflation effects on the monetary items		(75,526)		(107,139)
Total financial results, net		$ 0		$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1